Subsequent events (Details)	1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2021 EUR (€) item	Apr. 17, 2023 EUR (€) loan shares	Dec. 31, 2022 EUR (€) item loan € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 € / shares
Subsequent events
Number of bonds converted	1,280		228
Notional amount	€ 4,000,000		€ 10,000,000	€ 15,000,000
Par value per share | € / shares			€ 0.20		€ 0.20
Share capital			€ 47,659,528.60	€ 27,191,000
Convertible Bond Conversion, [Member]
Subsequent events
Number of bonds converted | loan		112
Number of shares issued upon conversion of bonds | shares		73,058,691
Notional amount		€ 2,800,000
Convertible Bond Conversion, [Member] | Convertible Bonds, Tranche 2, Atlas 2021 Contract [Member]
Subsequent events
Number of bonds converted | item			112
Number of shares issued upon conversion of bonds | shares			73,058,691
Notional amount			€ 2,800,000
Convertible Bond Conversion, January 3, 2023 [Member]
Subsequent events
Number of bonds converted | loan		4
Number of shares issued upon conversion of bonds | shares		2,392,344
Notional amount		€ 100,000
Convertible Bond Conversion, January 5, 2023 [Member]
Subsequent events
Number of bonds converted | loan		4
Number of shares issued upon conversion of bonds | shares		2,392,344
Notional amount		€ 100,000
Convertible Bond Conversion, January 12, 2023 [Member]
Subsequent events
Number of bonds converted | loan		4
Number of shares issued upon conversion of bonds | shares		2,433,090
Notional amount		€ 100,000
Convertible Bond Conversion, January 30, 2023 [Member]
Subsequent events
Number of bonds converted | loan		4
Number of shares issued upon conversion of bonds | shares		2,551,020
Notional amount		€ 100,000
Convertible Bond Conversion, February 2, 2023, First [Member]
Subsequent events
Number of bonds converted | loan		6
Number of shares issued upon conversion of bonds | shares		4,087,193
Notional amount		€ 150,000
Convertible Bond Conversion, February 2, 2023, Second [Member]
Subsequent events
Number of bonds converted | loan		6
Number of shares issued upon conversion of bonds | shares		4,087,193
Notional amount		€ 150,000
Convertible Bond Conversion, February 2, 2023, Third [Member]
Subsequent events
Number of bonds converted | loan		6
Number of shares issued upon conversion of bonds | shares		4,087,193
Notional amount		€ 150,000
Convertible Bond Conversion, February 2, 2023, Fourth [Member]
Subsequent events
Number of bonds converted | loan		40
Number of shares issued upon conversion of bonds | shares		27,247,956
Notional amount		€ 1,000,000
Convertible Bond Conversion, February 6, 2023 [Member]
Subsequent events
Number of bonds converted | loan		16
Number of shares issued upon conversion of bonds | shares		10,899,182
Notional amount		€ 400,000
Convertible Bond Conversion, March 30, 2023 [Member]
Subsequent events
Number of bonds converted | loan		22
Number of shares issued upon conversion of bonds | shares		12,941,176
Notional amount		€ 550,000
Negma Group Ltd litigation
Subsequent events
Provision for risk			€ 75,000